Loan Receivable	12 Months Ended
Oct. 31, 2025
Receivables [Abstract]
LOAN RECEIVABLE
5.	LOAN RECEIVABLE

 As of October 31, 2025, the Company had one loan receivable outstanding, granted to Yaruyun (Shanghai) Enterprise Management Co., Ltd. on January 24, 2025, with a principal amount of $350,000. The loan has a contractual term of two years, maturing on January 24, 2027, and bears interest at a fixed annual rate of 4%. Interest is payable annually in arrears on January 24 of each year.

Interest income is recognized using the effective interest method over the term of the loan. The Company adopts the simplified interest calculation method (30 days per month) for interest recognition. For the period from January 24, 2025 to October 31, 2025, the Company recognized interest income of $10,500, which is recorded in interest receivable as of October 31, 2025.

The loan is classified as non-current loans receivable on the consolidated balance sheet as of October 31, 2025, as the principal amount is not contractually due within one year from the reporting date.